Semi-Annual Report as of
December 31, 1996


SEI LIQUID
ASSET TRUST



----------------------------------
Treasury Securities Portfolio
----------------------------------
Government Securities Portfolio
----------------------------------
Prime Obligation Portfolio
----------------------------------
Institutional Cash Portfolio
----------------------------------


[LOGO]

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI LIQUID ASSET TRUST--DECEMBER 31, 1996 (UNAUDITED)


TREASURY SECURITIES PORTFOLIO
---------------------------------------------------------------
DESCRIPTION                           PAR (000)    VALUE (000)
---------------------------------------------------------------


U.S. TREASURY OBLIGATIONS -- 31.9%
   U.S. Treasury Bill (A)
     5.403%,  11/13/97               $  96,000    $ 91,657
   U.S. Treasury Notes
     6.750%,  02/28/97                  56,500      56,610
     6.875%,  02/28/97                  33,000      33,081
     6.875%,  04/30/97                  33,000      33,122
     6.500%,  05/15/97                   7,250       7,271
                                                  --------
Total U.S. Treasury Obligations
   (Cost $221,741)                                 221,741
                                                  --------

REPURCHASE AGREEMENTS -- 70.7%
   Lehman Brothers
     7.100%, dated 12/31/96,
     matures 01/02/97, repurchase
     price $120,047,333 (collateralized
     by various U.S. Treasury Notes,
     ranging in par value $284,000-
     $33,170,000, 5.50%-8.50%,
     06/30/97-08/15/97; with
     total market value
     $122,369,421)                     120,000     120,000
   Lehman Brothers (C)
     6.850%, dated 12/31/96,
     matures 01/02/97, repurchase
     price $31,369,933 (collateralized
     by U.S. Treasury Strip
     par value $35,517,000,
     matures 11/15/97;
     with total market value
     $33,890,321)                       31,358      31,358
   Swiss Bank
     6.750%,  dated 12/31/96,
     matures 01/02/97, repurchase
     price $170,063,750 (collateralized
     by U.S. Treasury Bonds
     ranging in par value $1,266,000-
     $26,800,000, 6.875%-12.50%,
     11/15/12-08/15/25; with total
     market value of $174,840,713)     170,000     170,000
   Union Bank of Switzerland (B)
     6.700%,  dated 12/31/96,
     matures 01/02/97, repurchase
     price $170,063,278 (collateralized
     by U.S. Treasury Notes
     ranging in par value $13,000-
     $100,404,000, 5.50%-8.00%,
     12/31/00-05/31/01; with total
     market value of $173,403,813)     170,000     170,000
                                                  --------
Total Repurchase Agreements
   (Cost $491,358)                                 491,358
                                                  --------





---------------------------------------------------------------
DESCRIPTION                           PAR (000)    VALUE (000)
---------------------------------------------------------------
Total Investments -- 102.6%
   (Cost $713,099)                                $713,099
                                                  --------
OTHER ASSETS AND LIABILITIES -- (2.6%)
   Other Assets and Liabilities, Net               (17,992)
                                                  --------

NET ASSETS:
   Portfolio Shares of Class A
     (unlimited  authorization  -- no
     par value) based on 694,715,915
     outstanding shares of beneficial
     interest                                      694,716
   Portfolio Shares of Class D
     (unlimited authorization -- no
     par value) based on 265,210
     outstanding shares of beneficial
     interest                                          265
   Accumulated net realized gain
     on investments                                    126
                                                  --------
Total Net Assets-- 100.0%                         $695,107
                                                  ========
Net Asset Value, Offering and
   Redemption Price Per Share --
   Class A                                           $1.00
                                                  ========
Net Asset Value, Offering and
   Redemption Price Per Share --
   Class D                                           $1.00
                                                  ========

(A) THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS REPRESENTS THE SECURITY'S DISCOUNT RATE AT PURCHASE.
(B) TRI-PARTY  REPURCHASE  AGREEMENT
(C) TERM REPURCHASE  AGREEMENT
    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



GOVERNMENT SECURITIES PORTFOLIO

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 92.1%
   FFCB
     5.439%,  06/23/97                $  7,000    $  6,825
   FHLB (A)
     5.320%,  08/05/97                   5,000       4,998
   FHLB
     5.495%,  10/03/97                   9,690       9,304
   FHLMC
     5.605%,  01/02/97                   1,300       1,300
     5.375%,  01/14/97                  33,000      32,937
     5.549%,  01/17/97                   2,500       2,494
     5.356%,  01/31/97                  10,000       9,956
     5.499%,  06/13/97                   3,000       2,928
     5.458%,  11/03/97                   1,000         956

                                                                             1




STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI LIQUID ASSET TRUST--DECEMBER 31, 1996 (UNAUDITED)


GOVERNMENT SECURITIES PORTFOLIO (CONTINUED)


---------------------------------------------------------------
DESCRIPTION                           PAR (000)    VALUE (000)
---------------------------------------------------------------
   FNMA (A)
     5.400%,  05/25/99                 $22,000   $  22,000
   FNMA
     5.543%,  01/06/97                   3,000       2,998
     5.411%,  03/17/97                  10,000       9,891
     5.415%,  03/28/97                   5,000       4,938
     5.386%,  04/21/97                   1,080       1,063
     5.360%,  04/29/97                   5,000       4,915
     5.376%,  04/29/97                  10,000       9,830
     5.457%,  04/30/97                  10,000       9,827
     5.385%,  06/24/97                   2,000       1,950
   SLMA (A)
     5.570%,  01/21/98                   8,000       8,014
     5.410%,  09/28/98                  15,400      15,400
                                                 ---------
Total U.S. Government Agency Obligations
   (Cost $162,524)                                 162,524
                                                 ---------

REPURCHASE AGREEMENTS -- 12.1%
   Lehman Brothers
     7.100%,  dated 12/31/96,
     matures 01/02/97, repurchase
     price $20,007,889 (collateralized
     by U.S. Treasury Note
     par value $19,970,000,
     6.125%, matures 03/31/98;
     with total market value
     $20,397,774)                       20,000      20,000
   Lehman Brothers (C)
     6.850%,  dated 12/31/96,
     matures 01/02/97, repurchase
     price $1,321,503 (collateralized
     by U.S. Treasury STRIPS
     par value $1,496,000,
     matures 11/15/97; with
     total market value $1,427,483)      1,321       1,321
                                                 ---------
Total Repurchase Agreements
   (Cost $21,321)                                   21,321
                                                 ---------
Total Investments -- 104.2%
   (Cost $183,845)                                 183,845
                                                 ---------
OTHER ASSETS AND LIABILITIES -- (4.2%)
   Other Assets and Liabilities, Net                (7,346)
                                                 ---------


---------------------------------------------------------------
DESCRIPTION                           PAR (000)    VALUE (000)
---------------------------------------------------------------
NET ASSETS:
   Portfolio Shares
     (unlimited authorization -- no
     par value) based on 176,526,832
     outstanding shares of beneficial
     interest                                     $176,527
   Undistributed net investment income                   2
   Accumulated net realized loss
     on investments                                    (30)
                                                  --------
Total Net Assets-- 100.0%                         $176,499
                                                  ========
Net Asset Value, Offering and
   Redemption Price Per Share                        $1.00
                                                  ========


(A) VARIABLE RATE INSTRUMENT. THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON DECEMBER 31, 1996.
(B) TRI-PARTY REPURCHASE AGREEMENT
(C) TERM REPURCHASE AGREEMENT
FFCB -- FEDERAL FARM CREDIT BANK
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
SLMA -- STUDENT LOAN MARKETING ASSOCIATION
STRIPS -- SEPERATELY TRADED REGISTERED INTEREST AND PRINCIPAL SECURITIES
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


PRIME OBLIGATION PORTFOLIO

COMMERCIAL PAPER -- 53.0%
   American Brands
     5.504%,  04/29/97                 $10,000    $  9,826
   American Express Credit
     5.492%,  03/28/97                  26,000      25,671
   Associates  of North America
     5.476%,  03/11/97                  10,000       9,898
   Bear Stearns
     5.458%,  01/27/97                  20,000      19,923
   BT Securities
     5.525%,  02/04/97                  20,000      19,899
   Carolina Power and Light
     5.580%,  03/12/97                  17,600      17,409
   Clipper Receivables
     5.621%,  01/22/97                  10,000       9,968
   Clorox
     5.447%,  03/06/97                   2,000       1,981
   CPC International
     5.531%,  04/16/97                  10,500      10,337
   Delaware Funding
     5.819%,  02/05/97                  15,000      14,917
   Walt Disney
     5.451%,  03/21/97                   3,500       3,459

---------------------------------------------------------------
DESCRIPTION                           PAR (000)    VALUE (000)
---------------------------------------------------------------
   Enterprise Funding
     6.000%,  01/06/97                 $ 6,945   $   6,939
   Falcon Asset
     5.960%,  01/22/97                   8,825       8,795
   First Chicago Finance
     5.455%,  02/19/97                   8,000       7,942
   Ford Motor Credit
     5.736%,  03/26/97                  10,000       9,872
   General Electric Capital
     5.769%,  02/10/97                  10,000       9,938
     5.726%,  03/03/97                   5,000       4,953
     5.497%,  03/31/97                   3,000       2,961
     5.320%,  04/28/97                   7,400       7,272
   General Motors Acceptance
     5.865%,  03/14/97                   6,000       5,933
     5.300%,  05/20/97                  15,000      14,693
   General Re
     5.448%,  02/14/97                  25,680      25,513
   Georgia Power
     5.662%,  02/24/97                   6,900       6,843
   Gillette
     5.435%,  03/05/97                  25,000      24,769
   IBM Credit
     5.543%,  04/16/97                  10,000       9,843
   IBM
     5.300%,  02/18/97                   6,000       5,958
   Island Finance PR
     5.492%,  01/31/97                   5,000       4,978
   Kitty Hawk Funding
     5.529%,  03/03/97                  22,000      21,799
   Morgan Stanley Group
     5.437%,  01/17/97                  21,000      20,950
   National Fuel Gas
     5.519%,  02/20/97                  10,000       9,925
     5.572%,  03/17/97                  10,000       9,887
   NationsBank
     5.605%,  01/06/97                  10,000       9,992
   Pitney Bowes Credit
     5.684%,  02/20/97                  15,000      14,886
   PPG Industries
     5.538%,  02/20/97                  10,000       9,925
   Ranger Funding
     5.453%,  02/13/97                  10,000       9,937
   Sears Roebuck Acceptance
     5.320%,  02/11/97                  20,000      19,879
   Southern California Gas
     5.517%,  05/29/97                   2,076       2,031
   Southwestern Bell Telephone
     5.520%,  02/12/97                  13,500      13,413
   Washington Gas and Light
     5.425%,  02/19/97                   9,900       9,829
                                                 ---------
Total Commercial Paper
   (Cost $452,943)                                 452,943
                                                 ---------


---------------------------------------------------------------
DESCRIPTION                           PAR (000)    VALUE (000)
---------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 14.8%
   FFCB
     5.439%,  06/23/97                 $ 7,000   $   6,825
     5.476%,  06/30/97                  13,000      12,660
   FNMA (A)
     5.400%,  05/25/99                  30,000      30,000
   FNMA
     5.558%,  01/24/97                  10,000       9,966
     5.457%,  04/30/97                  13,000      12,775
   SLMA(A)
     5.410%,  09/28/98                  24,000      24,000
     5.430%,  01/13/99                  15,000      15,002
     5.430%,  02/08/99                   8,000       8,000
     5.420%,  02/22/99                   7,000       7,001
                                                 ---------
Total U.S. Government Agency Obligations
   (Cost $126,229)                                 126,229
                                                 ---------

CERTIFICATES OF DEPOSIT -- 12.1%
   Bank of New York
     5.840%,  06/03/97                   4,000       4,002
   Chase Manhattan Bank
     5.730%,  02/03/97                  10,000      10,000
   Chase Manhattan Delaware
     5.500%,  07/01/97                  15,000      15,000
   First Alabama Bank
     5.450%,  04/29/97                  10,000      10,000
   First National Bank of Boston
     5.470%,  02/28/97                  17,000      17,000
   First of American Bank MI
     5.400%,  02/04/97                  16,000      16,000
   Key Bank of Utah Bankers Note (A)
     5.610%,  10/30/97                   7,000       6,996
   Southtrust Central Carolina
     5.500%,  04/30/97                   4,000       4,000
   Wilmington Trust
     5.410%,  03/26/97                  20,000      20,000
                                                 ---------
Total Certificates of Deposit
   (Cost $102,998)                                 102,998
                                                 ---------

BANKER'S ACCEPTANCE -- 0.7%
   Suntrust Atlanta Banker's Acceptance
     5.487%,  04/23/97
     (Cost $5,410)                       5,500       5,410
                                                 ---------


                                       3

STATEMENT OF NET ASSETS
--------------------------------------------------------------
SEI LIQUID ASSET TRUST--DECEMBER 31, 1996 (UNAUDITED)


PRIME OBLIGATION PORTFOLIO (CONTINUED)
---------------------------------------------------------------
DESCRIPTION                           PAR (000)    VALUE (000)
---------------------------------------------------------------
FLOATING RATE INSTRUMENTS -- 10.2%
   Allstate (A)
     5.475%, 01/01/97                  $10,000     $10,000
   People's Security Funding
     Agreement (A) (B)
     5.670%, 02/01/97                   25,000      25,000
   PNC Bank (A)
     5.478%,  01/03/97                  25,000      25,000
   SMM Trust 96-I (A) (B)
     5.714%,  05/29/97                  10,000      10,000
   SouthTrust Bank of Alabama (A)
     5.521%,  06/17/97                   7,350       7,348
   Travelers Insurance (A) (B)
     5.695%, 01/02/97                   10,000      10,000
                                                   -------
Total Floating Rate Instruments
   (Cost $87,348)                                   87,348
                                                   -------

CORPORATE BOND -- 3.5%
   Asset Backed Securities Investment
     Trust 1996-M (A)
     5.606%,  10/15/97                   5,000       5,000
   Corestates Capital (A)
     5.650%,  06/30/97                  10,000      10,000
   SMM-Trust (A) (B)
     5.613%,  08/04/97                  10,000      10,000
   Travelers Insurance (A)
     5.695%, 01/02/97                    5,000       5,000
                                                   -------
Total Corporate Bond
   (Cost $30,000)                                   30,000
                                                   -------

REPURCHASE AGREEMENTS -- 9.9%
Aubrey Lanston
     6.000%,  dated 12/31/96,
     matures 01/02/97, repurchase
     price $50,016,667 (collateralized
     by U.S. Treasury Note
     par value $38,637,000,
     11.875%, 11/15/03; with
     total market value
     $50,872,943)                       50,000      50,000
   J.P. Morgan (D)
     6.600%,  dated 12/31/96,
     matures 01/02/97, repurchase
     price $11,808,328 (collateralized
     by U.S. Treasury Note
     par value $12,024,000,
     5.125%, matures 03/31/98;
     with total market value
     $12,073,939)                       11,804      11,804


---------------------------------------------------------------
DESCRIPTION                           PAR (000)    VALUE (000)
---------------------------------------------------------------
Lehman Brothers
     6.850%, dated 12/31/96,
     matures 01/02/97,  repurchase price
     $7,323,786  (collateralized  by U.S.
     Treasury STRIPS par value $8,292,000,
     matures 11/15/97; with total
     market value
     $7,912,226)                       $ 7,321     $ 7,321
Lehman Brothers (C)
     7.100%,  dated 12/31/96,
     matures 01/02/97, repurchase
     price $15,706,193 (collateralized
     by U.S. Treasury Note
     par value $15,810,000,
     5.875%, matures 04/30/98;
     with total market value
     $16,010,943)                       15,700      15,700
                                                  --------
Total Repurchase Agreements
   (Cost $84,825)                                   84,825
                                                  --------
Total Investments -- 104.2%
   (Cost $889,753)                                 889,753
                                                  --------
OTHER ASSETS AND LIABILITIES -- (4.2%)
   Other Assets and Liabilities, Net               (35,534)
                                                  --------
NET ASSETS:
   Portfolio Shares
     (unlimited authorization -- no
     par value) based on 854,247,541
     outstanding shares of
     beneficial interest                           854,248
   Accumulated net realized loss
     on investments                                    (29)
                                                  --------
Total Net Assets-- 100.0%                         $854,219
                                                  ========
Net Asset Value, Offering and
   Redemption Price Per Share                        $1.00
                                                  ========


(A) VARIABLE RATE INSTRUMENT. THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON DECEMBER 31, 1996.
(B) PRIVATE  PLACEMENT
(C) TRI-PARTY  REPURCHASE  AGREEMENT
(D) TERM  REPURCHASE  AGREEMENT
FFCB -- FEDERAL FARM CREDIT BANK
FNMA -- FEDERAL NATIONAL  MORTGAGE  ASSOCIATION
SLMA -- STUDENT LOAN MARKETING  ASSOCIATION
STRIPS -- SEPERATELY TRADED REGISTERED  INTEREST AND PRINCIPAL  SECURITIES
THE  ACCOMPANYING  NOTES  ARE  AN  INTEGRAL  PART  OF THE FINANCIAL STATEMENTS.


4

STATEMENT OF ASSETS AND LIABILITIES
================================================================================
SEI LIQUID ASSET TRUST -- DECEMBER 31, 1996 (UNAUDITED)


                                                                                 ---------------            --------------
                                                                                  INSTITUTIONAL
                                                                                      CASH                   MONEY MARKET
                                                                                    PORTFOLIO                  PORTFOLIO
                                                                                  --------------            --------------
ASSETS:

   Investments at Value:
     U.S. Treasury Bill, 5.37%, 01/02/97 (Cost 372,557,204)
       (Face amount $372,646,000)                                                 $372,557,204                     $  --
     Receivable for investment securities sold                                      12,463,189                        --
     Receivable for investment income                                                   42,628                        --
     Cash                                                                                2,605                       100
                                                                                  ------------                 ---------
     Total assets                                                                  385,065,626                       100
                                                                                  ------------                 ---------

LIABILITIES:
     Accrued expense payable                                                             4,629                        --
     Distributions payable                                                              41,662                        --
                                                                                  ------------                 ---------
     Total liabilities                                                                  46,291                        --
                                                                                  ------------                 ---------

NET ASSETS:

   Applicable to 385,019,201 outstanding shares of beneficial interest
     (unlimited authorization -- no par value)                                     385,019,201                        --
   Applicable to 100 outstanding shares of beneficial interest
     (unlimited authorization -- no par value)                                              --                       100
   Accumulated net realized gain on investments                                            134                        --
                                                                                  ------------                 ---------
   Total net assets                                                               $385,019,335                     $ 100
                                                                                  ------------                 ---------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE                           $1.00                     $1.00
                                                                                  ============                 =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                                                                          5


STATEMENT OF OPERATIONS (000)
================================================================================
SEI LIQUID ASSET TRUST -- FOR THE SIX MONTH PERIOD ENDING DECEMBER 31, 1996 (UNAUDITED)

                                                     ----------       -----------       -----------      -------------
                                                      TREASURY         GOVERNMENT          PRIME         INSTITUTIONAL
                                                     SECURITIES        SECURITIES       OBLIGATION           CASH
                                                      PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO
                                                     ----------        ----------       -----------      -------------
Interest Income                                        $20,681           $4,585           $21,768            $ 46
                                                       -------           ------           -------            ----
EXPENSES:
   Management fee                                        1,607              356             1,665               4
   Less management fees waived                            (232)             (24)             (215)             --
   Investment advisory fee                                 138               31               143              --
   Custodian/wire agent fees                                56                8                52              --
   Professional fees                                        20               --                19              --
   Trustee fees                                              9               --                 8              --
   Registration & filing fees                               49               --                44              --
   Insurance                                                 1               --                 1              --
   Other fees                                               37               --                27              --
                                                       -------           ------           -------            ----
   Total expenses                                        1,685              371             1,744               4
                                                       -------           ------           -------            ----
NET INVESTMENT INCOME                                   18,996            4,214            20,024              42
                                                       -------           ------           -------            ----
   Net realized gain (loss) from security transactions      28                9               (17)             --
                                                       -------           ------           -------            ----
NET INCREASE IN NET ASSETS FROM OPERATIONS             $19,024           $4,223           $20,007            $ 42
                                                       =======           ======           =======            ====

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
6

STATEMENT OF CHANGES IN NET ASSETS (000)
================================================================================
SEI LIQUID ASSET TRUST -- FOR THE SIX MONTH PERIOD ENDING DECEMBER 31, 1996 (UNAUDITED) AND FOR THE THE YEAR ENDED JUNE 30, 1996


                                                                        ---------------------             --------------------
                                                                               TREASURY                         GOVERNMENT
                                                                              SECURITIES                        SECURITIES
                                                                        ----------------------            ---------------------
                                                                        07/01/96-    07/01/95-            07/01/96-   07/01/95-
                                                                        12/31/96     06/30/96             12/31/96    06/30/96
                                                                        ----------------------            ---------------------
OPERATIONS:
     Net investment income                                              $   18,996  $   62,193             $  4,214  $   10,113
     Net realized gain (loss) from security transactions                        28         (54)                   9         (18)
                                                                        ----------  ----------             --------  ----------
     Net increase in net assets resulting from operations                   19,024      62,139                4,223      10,095
                                                                        ----------  ----------             --------  ----------

DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class A                                                                (18,991)    (62,141)              (4,212)    (10,112)
     Class D                                                                     (5)        (52)                  --          --
                                                                         ----------  ----------             --------  ----------
   Total dividends distributed                                              (18,996)    (62,193)              (4,212)    (10,112)
                                                                         ----------  ----------             --------  ----------

CAPITAL SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE): Class A:
     Proceeds from shares issued                                          2,195,412   7,781,924              384,193   1,017,301
     Reinvestment of cash distributions                                         350         847                  355         836
     Cost of shares redeemed                                             (2,333,341) (8,205,213)            (377,193) (1,049,755)
                                                                         ----------  ----------             --------  ----------
     Increase (decrease) in net assets derived from
       Class A transactions                                                (137,579)   (422,442)               7,355     (31,618)
                                                                         ----------  ----------             --------  ----------
   Class D:
     Proceeds from shares issued                                                192       5,034                   --          --
     Reinvestment of cash distributions                                           4          11                   --          --
     Cost of shares redeemed                                                   (150)    (14,623)                  --          --
                                                                         ----------  ----------             --------  ----------
    Increase (decrease) in net assets derived from
       Class D transactions                                                      46      (9,578)                  --          --
                                                                         ----------  ----------             --------  ----------
   Net increase (decrease) in net assets derived from
       capital share transactions                                          (137,533)   (432,020)               7,355     (31,618)
                                                                         ----------  ----------             --------  ----------
       Net increase (decrease) in net assets                               (137,505)   (432,074)               7,366     (31,635)
                                                                         ----------  ----------             --------  ----------
NET ASSETS:
   Beginning of Period                                                      832,612   1,264,686              169,133     200,768
                                                                         ----------  ----------             --------  ----------
   End of Period                                                         $  695,107  $  832,612             $176,499  $  169,133
                                                                         ==========  ==========             ========  ==========

     AMOUNTS  DESIGNATED  AS "--" ARE EITHER $0 OR HAVE BEEN  ROUNDED TO $0.
 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                              7
STATEMENT OF CHANGES IN NET ASSETS (000)
================================================================================
SEI LIQUID ASSET TRUST -- FOR THE SIX MONTH PERIOD ENDING DECEMBER 31, 1996 (UNAUDITED) AND FOR THE YEAR ENDED JUNE 30, 1996

                                                                          ---------------------               --------------------
                                                                                  PRIME                           INSTITUTIONAL
                                                                                OBLIGATION                            CASH
                                                                          ----------------------              --------------------
                                                                           07/01/96-   07/01/95-               07/01/96-  07/01/95-
                                                                           12/31/96    06/30/96                12/31/96   06/30/96
                                                                          -----------------------             ---------------------
OPERATIONS:
     Net investment income                                                $   20,024  $    44,637             $    42   $      118
     Net realized gain (loss) from security transactions                         (17)           7                  --          (37)
                                                                          ----------  -----------             -------   ----------
    Net increase in net assets resulting from operations                      20,007       44,644                  42           81
                                                                          ----------  -----------             -------   ----------

DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class A                                                                 (20,024)     (44,637)                 (42)       (118)
     Class D                                                                    --             --                   --          --
                                                                          ----------   ----------             --------  ----------
   Total dividends distributed                                               (20,024)     (44,637)                 (42)       (118)
                                                                          ----------   ----------             --------  ----------

CAPITAL SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE): Class A:
     Proceeds from shares issued                                           2,879,451    6,940,159              385,019     236,351
     Reinvestment of cash distributions                                        5,455        9,384                   --          --
     Cost of shares redeemed                                              (2,778,522)  (7,142,561)                  --    (236,351)
                                                                          ----------   ----------             --------  ----------
   Increase (decrease) in net assets derived from Class A transactions       106,384     (193,018)             385,019          --
   Class D:
     Proceeds from shares issued                                                  --           --                   --          --
     Reinvestment of cash distributions                                           --           --                   --          --
     Cost of shares redeemed                                                      --           --                   --          --
                                                                          ----------   ----------             --------  ----------
   Increase in net assets derived from Class D transactions                       --           --                   --          --
                                                                          ----------   ----------             --------  ----------
   Increase (decrease) in net assets derived from capital share
     transactions                                                            106,384     (193,018)             385,019          --
   Contributions of Capital from the Manager                                      --           --                   --          37
                                                                          ----------   ----------             --------  ----------
       Net increase (decrease) in net assets                                 106,367     (193,011)             385,019          --
                                                                          ----------   ----------             --------  ----------
NET ASSETS:
   Beginning of Period                                                       747,852      940,863                   --          --
                                                                          ----------   ----------             --------  ----------
   End of Period                                                          $  854,219   $  747,852             $385,019  $       --
                                                                          ==========   ==========             ========  ==========


   AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
8

FINANCIAL HIGHLIGHTS
================================================================================
SEI LIQUID ASSET TRUST -- FOR THE SIX MONTH PERIOD ENDING DECEMBER 31, 1996 (UNAUDITED) AND FOR THE YEAR ENDED JUNE 30

FOR A SHARE  OUTSTANDING  THROUGHOUT EACH PERIOD



                                                     DISTRIBUTIONS
       NET ASSET           REALIZED AND  DISTRIBUTIONS  FROM
        VALUE        NET    UNREALIZED     FROM NET   REALIZED  NET ASSET           NET ASSETS
      BEGINNING   INVESTMENT GAINS ON     INVESTMENT  CAPITAL   VALUE END   TOTAL    END OF
      OF PERIOD    INCOME   SECURITIES      INCOME     GAINS    OF PERIOD  RETURN  PERIOD(000)
----------------------------------------------------------------------------------------------
---------------------
TREASURY SECURITIES
---------------------
CLASS A
  1996**   $1.00     $0.02      --        $(0.02)       --       $1.00     5.00%* $  694,842
  1996      1.00      0.05      --         (0.05)       --        1.00     5.37      832,393
  1995      1.00      0.05      --         (0.05)       --        1.00     5.05    1,254,888
  1994      1.00      0.03      --         (0.03)       --        1.00     3.00    1,501,510
  1993      1.00      0.03      --         (0.03)       --        1.00     3.03    2,219,701
  1992      1.00      0.05      --         (0.05)       --        1.00     4.69    2,304,153
  1991      1.00      0.07      --         (0.07)       --        1.00     7.04    2,248,497
  1990      1.00      0.08      --         (0.08)       --        1.00     8.41    2,076,845
  1989      1.00      0.08      --         (0.08)       --        1.00     8.51    2,318,763
  1988      1.00      0.06      --         (0.06)       --        1.00     6.56    2,671,802
  1987      1.00      0.06      --         (0.06)       --        1.00     5.91    2,580,118
CLASS D
  1996**   $1.00     $0.02      --        $(0.02)       --       $1.00     4.64%* $      265
  1996      1.00      0.05      --         (0.05)       --        1.00     5.01          219
  1995      1.00      0.05      --         (0.05)       --        1.00     4.69        9,798
  1994(1)   1.00      0.01      --         (0.01)       --        1.00     0.50**         23
----------------------
GOVERNMENT SECURITIES
----------------------
CLASS A
  1996**   $1.00     $0.03      --        $(0.03)       --       $1.00     5.02%* $  176,499
  1996      1.00      0.05      --         (0.05)       --        1.00     5.30      169,133
  1995      1.00      0.05      --         (0.05)       --        1.00     5.18      200,768
  1994      1.00      0.03      --         (0.03)       --        1.00     3.04      255,554
  1993      1.00      0.03      --         (0.03)       --        1.00     3.05      507,832
  1992      1.00      0.05      --         (0.05)       --        1.00     4.72      399,938
  1991      1.00      0.07      --         (0.07)       --        1.00     7.08      520,187
  1990      1.00      0.08      --         (0.08)       --        1.00     8.48      368,318
  1989      1.00      0.08      --         (0.08)       --        1.00     8.69      467,056
  1988      1.00      0.07      --         (0.07)       --        1.00     6.83      523,274
  1987      1.00      0.06      --         (0.06)       --        1.00     5.99      479,968
-----------------
PRIME OBLIGATION
-----------------
CLASS A
  1996**   $1.00     $0.03      --        $(0.03)       --       $1.00     5.10%* $  854,219
  1996      1.00      0.05      --         (0.05)       --        1.00     5.39      747,852
  1995      1.00      0.05      --         (0.05)       --        1.00     5.20      940,863
  1994      1.00      0.03      --         (0.03)       --        1.00     3.08      918,509
  1993      1.00      0.03      --         (0.03)       --        1.00     3.07    1,173,109
  1992      1.00      0.05      --         (0.05)       --        1.00     4.73    1,515,554
  1991      1.00      0.07      --         (0.07)       --        1.00     7.36    1,729,845
  1990      1.00      0.08      --         (0.08)       --        1.00     8.57    1,804,367
  1989      1.00      0.09      --         (0.09)       --        1.00     8.85    2,160,859
  1988      1.00      0.07      --         (0.07)       --        1.00     7.12    2,224,159
  1987      1.00      0.06      --         (0.06)       --        1.00     6.08    1,851,072
--------------------
INSTITUTIONAL CASH*
--------------------
CLASS A
  1996**   $1.00     $0.0001  $ --        $(0.0001)   $ --       $1.00     3.94%* $  385,019
  1996      1.00      0.0005    --         (0.0005)     --        1.00     4.58          --
  1995      1.00      0.0003    --         (0.0003)     --        1.00     4.94          --
  1994      1.00      0.0003    --         (0.0003)     --        1.00     2.60          --
  1993      1.00      0.0003    --         (0.0003)     --        1.00     2.83          --
  1992      1.00      0.0002    --         (0.0002)     --        1.00     3.47          --
  1991      1.00      0.0003  0.0001       (0.0003)  (0.0001)     1.00     7.12          --
  1990      1.00      0.0008  0.0003       (0.0008)  (0.0003)     1.00    10.22          --
  1989      1.00      0.0007  0.0002       (0.0007)  (0.0002)     1.00     8.49          --
  1988      1.00      0.0006  0.0001       (0.0006)  (0.0001)     1.00     4.02          --
  1987(2)   1.00      0.0003    --         (0.0003)     --        1.00     5.48          --


                                            RATIO OF
                                              NET
                   RATIO OF     RATIO OF   INVESTMENT
                     NET        EXPENSES     INCOME
       RATIO OF   INVESTMENT   TO AVERAGE  TO AVERAGE
       EXPENSES     INCOME     NET ASSETS   NET ASSETS
      TO AVERAGE  TO AVERAGE   (EXCLUDING  (EXCLUDING
      NET ASSETS  NET ASSETS    WAIVERS)     WAIVERS)
-----------------------------------------------------
---------------------
TREASURY SECURITIES
---------------------
CLASS A
  1996**     0.44%   4.95%        0.50%      4.89%
  1996       0.44    5.27         0.52       5.19
  1995       0.44    4.93         0.54       4.83
  1994       0.44    2.91         0.51       2.84
  1993       0.44    2.99         0.50       2.93
  1992       0.44    4.60         0.50       4.50
  1991       0.44    6.80         0.47       6.80
  1990       0.44    8.10         0.45       8.10
  1989       0.44    8.20         0.44       8.20
  1988       0.44    6.40         0.44       6.40
  1987       0.44    5.70         0.45       5.70
CLASS D
  1996**     0.79%   4.60%        0.85%      4.54%
  1996       0.79    4.92         0.87       4.84
  1995       0.79    5.15         0.89       5.05
  1994(1)    0.79*   3.23*        0.98*      3.04*
----------------------
GOVERNMENT SECURITIES
----------------------
CLASS A
  1996**     0.44%   4.96%        0.47%      4.93%
  1996       0.44    5.19         0.54       5.09
  1995       0.44    5.04         0.53       4.95
  1994       0.44    2.96         0.51       2.89
  1993       0.44    3.00         0.50       2.94
  1992       0.44    4.60         0.50       4.60
  1991       0.44    6.80         0.48       6.70
  1990       0.44    8.10         0.45       8.10
  1989       0.44    8.30         0.46       8.30
  1988       0.44    6.70         0.44       6.70
  1987       0.44    5.80         0.46       5.80
------------------
PRIME OBLIGATION
------------------
CLASS A
  1996**     0.44%   5.04%        0.50%      4.98%
  1996       0.44    5.27         0.53       5.18
  1995       0.44    5.21         0.53       5.12
  1994       0.44    3.03         0.51       2.96
  1993       0.44    3.04         0.50       2.98
  1992       0.44    4.70         0.49       4.60
  1991       0.44    7.10         0.47       7.10
  1990       0.44    8.30         0.45       8.30
  1989       0.44    8.50         0.44       8.50
  1988       0.44    6.90         0.44       6.90
  1987       0.44    5.90         0.45       5.90
--------------------
INSTITUTIONAL CASH*
--------------------
CLASS A
  1996**     0.44%   3.94%        0.44%      3.94%
  1996       0.44    4.58         0.44       4.58
  1995       0.44    5.19         0.44       5.19
  1994       0.44    2.63         0.44       2.63
  1993       0.44    2.66         0.44       2.66
  1992       0.44    3.50         0.44       3.50
  1991       0.42    5.90         0.42       5.90
  1990       0.44    7.80         0.44       7.80
  1989       0.44    6.80         0.44       6.80
  1988       0.44    5.20         0.44       5.20
  1987(2)    0.44    5.30         0.44       5.30

(1) TREASURY SECURITIES CLASS D COMMENCED OPERATIONS ON MAY 4, 1994.
(2) INSTITUTIONAL CASH FUND COMMENCED OPERATIONS ON DECEMBER 31, 1986.
 *  ANNUALIZED
**  RATIOS FOR SEMI-ANNUAL PERIOD ENDED DECEMBER 31, 1996 (UNAUDITED) HAVE BEEN
     ANNUALIZED.
 AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                                               9

NOTES TO FINANCIAL STATEMENTS
===============================================================================
SEI LIQUID ASSET TRUST -- DECEMBER 31, 1996 (UNAUDITED)

1. ORGANIZATION
SEI Liquid Asset Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated July 20, 1981.
  The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company with five portfolios: the Treasury Securities Portfolio, the Government Securities Portfolio, the Prime Obligation Portfolio, the Institutional Cash Portfolio and the Money Market Portfolio (the "Portfolios"). The Trust is registered to offer Class A shares of the portfolios and Class D (formerly the ProVantage Funds) shares of the Treasury Securities Portfolio. Shares of the Institutional Cash Portfolio were sold to shareholders on December 31, 1996 and then fully redeemed at the end of business on January 2, 1997. It is anticipated that this portfolio will again be available to shareholders on December 31, 1997. As of June 30, 1996 the Money Market Portfolio had not commenced operations. The assets of each Portfolio are segregated and a shareholder's interest is limited to the Portfolio in which shares are held. A description of the Fund's investment objective, policies, and strategies are provided in the prospectus.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Trust.
  SECURITY VALUATION--Investment securities are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.
  FEDERAL INCOME TAXES--It is each Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required.
  REPURCHASE AGREEMENTS--Securities pledged as collateral for repurchase agreements are held by the Portfolio's custodian bank until maturity of the repurchase agreement. The Trust also invests in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank until maturity of the repurchase agreement. Provisions of the agreement and procedures adopted by the Manager of the Trust require that the market value of the collateral, including accrued interest thereon, is sufficient to cover interest and principal in the event of default by the counterparty.
  If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Trust may be delayed or limited.
  DISCOUNT AND PREMIUM AMORTIZATION--All amortization is calculated using the effective interest method over the holding period of the security. Amortization of premiums and discounts is currently included in interest income.
  EXPENSES--Expenses of the Trust which are not directly associated to a specific Portfolio are allocated on the basis of relative net asset value of the affected Portfolios.
  CLASSES--Expenses of a class of shares of beneficial interest are borne by that class. Income, ex-penses and realized gains/losses are allocated to the respective classes on the basis of relative daily net assets.
  OTHER--Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold. Distributions from net investment income are declared on a daily basis and are payable on the first business day of the following month. Any net realized capital gains of the Portfolios are distributed to the shareholders of the affected Portfolios annually.

3. MANAGEMENT, INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS
SEI Fund Management (the "Manager") provides management, administrative and shareholder services to the Trust for an annual fee, which is calculated daily and paid monthly, of .42% of the average daily net assets of each Portfolio with the exception of the Institutional Cash Portfolio for which the fee is calculated at an annual rate of .36%. The Manager has agreed to bear certain expenses of the Trust so


10

that the total expenses do not exceed .44% of average daily net assets annually.
  In addition, the Trust has entered into a separate Transfer Agent Agreement with respect to Class D shares under which DST Systems, Inc. is entitled to a fee of .15% of the average daily net assets of Class D plus out-of-pocket costs.
  Wellington Management Company serves as the Investment Adviser of the Trust. For its services, the Investment Adviser receives an annual fee equal to .075% of the Trust's average daily net asset value up to $500 million and .02% of such net asset value in excess of $500 million. At June 30, 1996, the Investment Adviser was a holder of beneficial interest in the Trust. The fees of the Investment Adviser are paid monthly.
  SEI Financial Services Company ("the Distributor"), a wholly-owned subsidiary of SEI Corporation and a registered broker-dealer, acts as the distributor of the shares of the Trust under a Distribution Agreement. The Trust has adopted a shareholder servicing plan for its Class A shares (the "Class A Plan") pursuant to which a shareholder servicing fee of up to .25% of the average daily net assets attributable to Class A shares will be paid to the Distributor. Under the Class A Plan the Distributor may perform, or may compensate other service providers for performing, certain shareholder and administrative services. The Trust has adopted a distribution plan for its Class D shares (the "Class D Plan") pursuant to which a 12b-1 fee of up to .25% of the average daily net assets attributable to Class D shares will be paid to the Distributor. As of the fiscal year end, the Distributor is taking a fee under the Class D Plan of only .20% of the average daily net assets attributable to Class D shares. This payment may be used to compensate financial institutions that provide distribution-related services to their customers. Under both the Class A Plan and the Class D Plan, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.

4. TRANSACTIONS WITH AFFILIATES
Certain officers and/or Trustees of the Trust are also officers and/or Directors of the Manager or SFS. Compensation of officers and affiliated Trustees of the Trust is paid by the Manager and/or SFS.
  CoreStates N.A., which is a Trust shareholder, acts as Custodian and Wire Agent for the Trust.
  During the period ended June 30, 1996, the Manager made a capital contribution of $37,000 to the Institutional Cash Portfolio to reimburse the Portfolio for a loss on securities sold. The loss and related capital contribution did not change the net asset value of the Portfolio.

5. CAPITAL LOSS CARRYOVERS
At June 30, 1996, the Portfolios had a capital loss carryover, to the extent provided in regulations, for Federal income tax purposes as follows:

Government Securities
  Portfolio:                                     $16,296 expiring in 2002
                                                   1,741 expiring in 2004
Prime Obligation
  Portfolio:                                     $59,535 expiring in 2000
                                                   5,140 expiring in 2003
Institutional Cash
  Portfolio:                                     $37,279 expiring in 2004

In addition, from November 1, 1995 through June 30, 1996, the following Funds incurred net realized capital losses, as follows:

                                                          AMOUNT
                                                        ===========
Treasury Securities Portfolio                           $147,996
Government Securities Portfolio                           16,006

As permitted by tax regulations, the Funds intend to elect to defer and treat these losses as arising in the fiscal year ended June 30, 1997.


                                                                              11
========================
SEI LIQUID ASSET TRUST
========================
SEMI-ANNUAL REPORT
========================
DECEMBER 31, 1996



Robert A. Nesher
CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
Frank E. Morris
James M. Storey
George J. Sullivan, Jr.

OFFICERS
David G. Lee
PRESIDENT AND CHIEF EXECUTIVE OFFICER
Marc H. Cahn
VICE PRESIDENT, ASSISTANT SECRETARY
Todd Cipperman
VICE PRESIDENT, ASSISTANT SECRETARY
Joseph M. Lydon
VICE PRESIDENT, ASSISTANT SECRETARY
Barbara A. Nugent
VICE PRESIDENT, ASSISTANT SECRETARY
Sandra K. Orlow
VICE PRESIDENT, ASSISTANT SECRETARY
Kevin P. Robins
VICE PRESIDENT, ASSISTANT SECRETARY
Kathryn L. Stanton
VICE PRESIDENT, ASSISTANT SECRETARY
Richard W. Grant
SECRETARY

INVESTMENT ADVISER
Wellington Management Company

MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Fund Management

DISTRIBUTOR
SEI Financial Services Company

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT PUBLIC ACCOUNTANTS
Price Waterhouse LLP



THIS SEMI-ANNUAL REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE TRUST AND MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. SHARES OF THE SEI FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION
(FDIC), THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. SEI FINANCIAL SERVICES COMPANY, THE DISTRIBUTOR OF THE SEI FUNDS, IS NOT AFFILIATED WITH ANY BANK.

FOR INFORMATION CALL 1-800-DIAL-SEI/1-800-342-5734
SEI-F-103-03